Disposals of Subsidiaries - Schedule of Disposal of Subsidiaries (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	$ (42,381)	$ (101,757)	$ (101,757)	$ (214,888)
Prepayments and contract assets	(9,253)	(8,841)		(6,387)
Property, plant and equipment	(2,879)	(1,334)		(1,801)
Right-of-use assets	(10,135)	(2,572)		(5,229)
Trade and other receivables	(28,218)	(13,525)		(16,717)
Accruals and provisions	31,574	18,636		20,106
Lease liabilities	10,815	2,011		3,583
Borrowings	50,000	50,000
Trade and other payables	26,231	$ 11,635		$ 9,764
Disposal groups classified as held for sale [member]
Statement [Line Items]
Cash and cash equivalents	(57)
Prepayments and contract assets	(1,322)
Property, plant and equipment	(922)
Right-of-use assets	(797)
Trade and other receivables	(619)
Accruals and provisions	658
Lease liabilities	837
Borrowings	3,075
Trade and other payables	588
Net assets and liabilities derecognised	1,441
Consideration Received	2,344
Consideration received	2,344
Net assets and liabilities derecognised	1,441
Working capital adjustment	132
Gain on disposal	$ 3,917